Disclosure of movement in finance leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Repayments of principal	$ (6,781)	$ (10,239)
Finance leases [Member]
Statement [Line Items]
Lease liabilities, beginning balance	8,186	16,952
Additions	0	1,475
Finance costs	326	845
Repayments of principal	(6,083)	(10,239)
Repayments of finance costs	320	847
Lease liabilities, ending balance	$ 2,109	$ 8,186